Components of Net Periodic Benefit Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 26,005	¥ 25,738	¥ 25,875
Interest cost	11,655	11,788	12,354
Expected return on plan assets	(15,273)	(13,791)	(16,485)
Amortization of net transition obligation			722
Amortization of prior service credit	(12,306)	(13,079)	(13,674)
Amortization of actuarial loss	13,546	16,277	14,462
Defined Benefit Plan, Net Periodic Benefit Cost, Total	23,627	26,933	23,254
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	9,448	5,884	5,756
Interest cost	14,299	13,176	12,748
Expected return on plan assets	(13,949)	(11,806)	(12,112)
Amortization of prior service credit	(143)	(116)	(93)
Amortization of actuarial loss	2,005	1,351	621
Loss on curtailments and settlements	146
Defined Benefit Plan, Net Periodic Benefit Cost, Total	¥ 11,806	¥ 8,489	¥ 6,920